Filed Pursuant to Rule 497(e)
Registration Statement No.: 33-29180
No.: 811-05823
Supplement dated December 8, 2008
to the Domini Social Investment Trust Prospectus dated November 28, 2008 regarding the Domini European PacAsia Social Equity FundSM
and Domini PacAsia Social Equity FundSM
(each, a “Fund” and collectively, the “Funds”)
Nicholas Ghajar became the portfolio manager of the Funds effective December 2, 2008. The information regarding the previous portfolio manager of the Funds on page 51 of the prospectus is deleted and replaced with the following:
Nicholas Ghajar, a vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager primarily responsible for the day-to-day management of the Domini European PacAsia Social Equity Fund and the Domini PacAsia Social Equity Fund since December 2008. Mr. Ghajar has been involved in portfolio management and securities analysis for these Funds or the funds in which each formerly invested since 2006. Mr. Ghajar joined Wellington Management as a portfolio manager in 2000.
PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.      A04-DOM-ST

Filed Pursuant to Rule 497(e)
Registration Statement No.: 33-29180
No.: 811-05823
Supplement dated December 8, 2008
to the
Domini Social Investment Trust
Statement of Additional Information dated November 28, 2008
regarding the
Domini European PacAsia Social Equity FundSM
and
Domini PacAsia Social Equity FundSM
(each, a “Fund” and collectively, the “Funds”)
Nicholas Ghajar became the portfolio manager of the Funds effective December 2, 2008. The following should replace the information relating to accounts managed by the Funds’ portfolio manager and the portfolio manager’s investment in the Funds on page 53 of the Statement of Additional Information.
Nicholas Ghajar, a vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager primarily responsible for the day-to-day management of the Domini European PacAsia Social Equity Fund and the Domini PacAsia Social Equity Fund since December 2008. Mr. Ghajar has been involved in portfolio management and securities analysis for these Funds or the funds in which each formerly invested since 2006. Mr. Ghajar joined Wellington Management as a portfolio manager in 2000.
In addition to his responsibilities regarding Domin European PacAsia Social Equity Fund, as of October 31, 2008, Mr. Ghajar had day-to-day management responsibilities for the assets of: (i) no other registered investment companies, (ii) two other pooled investment vehicles with approximately $166 million in assets under management, and (iii) five other accounts with a total of approximately $522 million in assets under management. None of these funds or accounts pay performance-based fees to Wellington Management.
In addition to his responsibilities regarding Domin PacAsia Social Equity Fund, as of October 31, 2008, Mr. Ghajar had day-to-day management responsibilities for the assets of: (i) no other registered investment companies, (ii) two other pooled investment vehicles with approximately $166 million in assets under management, and (iii) five other accounts with a total of approximately $522 million in assets under management. None of these funds or accounts pay performance-based fees to Wellington Management.
As of October 31, 2008, Mr. Ghajar did not own any equity securities of the Funds.
PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE.